Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - EUR (€) € in Thousands	Total	Ordinary Shares	Share Premium	Other Capital Reserve	Retained Earnings	Cumulative translation adjustment	Cash flow hedge reserve
Equity at beginning of period at Sep. 30, 2023	€ 2,400,588	€ 182,721	€ 1,894,384	€ 65,394	€ 225,976	€ 32,458	€ (345)
Number of units or Shares outstanding at Sep. 30, 2023		182,721,369
Net profit	139,137				139,137
Other comprehensive income (loss)	(5,550)					(5,895)	345
Total comprehensive income (loss)	133,587				139,137	(5,895)	€ 345
Equity-settled share-based compensation expense	3,647			3,647
Conversion to no par value ordinary shares		€ (182,721)	182,721
Shares re-purchased in consideration of TRA	(355,775)		(355,775)
Shares re-purchased in consideration of TRA, shares		(5,648,465)
Issuance of share capital, net (of transaction costs)	447,044		447,044
Issuance of share capital, net (of transaction costs), shares		10,752,688
Issuance of ordinary shares related to vesting of RSUs			121	(121)
Issuance of ordinary shares related to vesting of RSUs, shares		3,610
Equity at end of period at Jun. 30, 2024	2,629,091		2,168,495	68,920	365,113	26,563
Number of units or Shares outstanding at Jun. 30, 2024		187,829,202
Equity at beginning of period at Sep. 30, 2024	2,625,019		2,168,495	68,920	417,578	(29,974)
Number of units or Shares outstanding at Sep. 30, 2024		187,829,202
Net profit	254,460				254,460
Other comprehensive income (loss)	(70,889)					(70,889)
Total comprehensive income (loss)	183,571				254,460	(70,889)
Equity-settled share-based compensation expense	189			189
Issuance of ordinary shares related to vesting of RSUs			189	(189)
Issuance of ordinary shares related to vesting of RSUs, shares		4,198
Shares repurchased in connection with Secondary offering	(176,382)		(176,382)
Shares repurchased in connection with Secondary offering, Shares		(3,927,344)
Equity at end of period at Jun. 30, 2025	€ 2,632,397		€ 1,992,302	€ 68,920	€ 672,038	€ (100,863)
Number of units or Shares outstanding at Jun. 30, 2025		183,906,056